Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Entity Filer Category	Non-accelerated Filer